Income Taxes (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Jan. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforward		$ 5,300,000
Net operating loss expire, description		The Company’s NOL expires in 2038.
Valuation allowance		$ 810,000
Corporate rate, description	On December 22, 2017, the Tax Cuts and Jobs Act (the “Tax Act”) significantly revised U.S. corporate income tax law by, among other things, reducing the corporate rate from 34% to 21%.